Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023 CLP ($) item	Dec. 31, 2022 CLP ($) item	Dec. 31, 2023 CLP ($) item	Dec. 31, 2022 CLP ($) item
Impairment Provisions And Recoveries [Abstract]
Number of Transactions | item	130,641	26,010	444,155	33,861
Amount of the transactions | $	$ 5,395,100	$ 5,303,963	$ 11,338,828	$ 22,706,586